CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ 3	$ 3	€ 11	$ 11	€ (6)	$ (6)
Realized exchange gains / (losses) on foreign currency derivatives - net	1		11		(15)
Unrealized gains / (losses) on foreign currency derivatives - net	1		(3)		17
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net	1		3		(8)
Included in Revenue
Analysis of income and expense [line items]
Total currency gains / (losses) - net	(7)		2		2
Included in Cost of sales
Analysis of income and expense [line items]
Total currency gains / (losses) - net	1		2		(4)
Included in Other gains / (losses) - net
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ 9		€ 7		€ (4)